Accounting Standards Issued But Not Yet Applied	12 Months Ended
Dec. 31, 2017
Accounting Standards Issued But Not Yet Applied [abstract]
Accounting Standards Issued But Not Yet Applied

Note 5 – Accounting Standards Issued But Not Yet Applied

(i)	IFRS 16 Leases

IFRS 16 Leases (“IFRS 16”) sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract, the customer (‘lessee’) and the supplier (‘lessor). This will replace IAS 17 Leases (“IAS 17”) and related Interpretations. IFRS 16 provides revised guidance on identifying a lease and for separating lease and non-lease components of a contract.  IFRS 16 introduces a single accounting model for all lessees and requires a lessee to recognize right-of-use assets and lease liabilities for leases with terms of more than 12 months, unless the underlying asset is of low value, and depreciation of lease assets separately from interest on lease liabilities in the income statement. Under IFRS 16, lessor accounting for operating and finance leases will remain substantially unchanged. IFRS 16 is effective for annual periods beginning on or after January 1, 2019, with earlier application permitted for entities that apply IFRS 15 Revenue from Contracts with Customers. The Company’s contractual obligations in the form of operating leases under IAS 17 (note 28) will then be reflected on the balance sheet resulting in an increase to both assets and liabilities upon adoption of IFRS 16, and changes to the timing of recognition of expenses associated with the lease arrangements.  The Company has not yet analyzed the new standard to determine its impact on the Company’s consolidated balance sheet and consolidated statement of net loss and comprehensive loss.

(ii)	IFRS 9 Financial Instruments

In July 2014, the IASB issued the final version of IFRS 9, Financial Instruments (IFRS 9), which replaces the guidance in IAS 39, Financial Instruments: Recognition and Measurement (IAS 39). This final version includes requirements on: (1) Classification and measurement of financial assets and liabilities; (2) Impairment of financial assets; and (3) General hedge accounting. Accounting for macro hedging has been decoupled from IFRS 9. The Company has an accounting policy choice to apply the hedge accounting requirements of IFRS 9 or IAS 39. The Company has made the decision to continue applying the IAS 39 hedge accounting requirements at this time and will comply with the revised hedge accounting disclosures as required by the related amendments to IFRS 7, Financial Instruments: Disclosures (IFRS 7).

IFRS 9 is effective for annual periods beginning on or after January 1, 2018, and is to be applied retrospectively with certain exceptions. IFRS 9 does not require restatement of comparative period financial statements except in limited circumstances related to aspects of hedge accounting. The Company has made the decision not to restate comparative period financial information and will recognize any measurement difference between the previous carrying amount and the new carrying amount as of the date of adoption, through an adjustment to opening retained earnings.

Financial assets will be classified based on the Company’s business model for managing its financial assets and the contractual cash flow characteristics of the financial asset. Financial assets are classified into one of the following three categories, which determine how it is measured subsequent to initial recognition: amortized cost, fair value through other comprehensive income (“FVOCI”), and fair value through profit or loss. An election may be made to hold certain equity securities at FVOCI, with no subsequent recycling of gains and losses into net income. In addition to the classification tests described above, IFRS 9 also includes an option to irrevocably designate a financial asset as measured at fair value through profit or loss if doing so eliminates or significantly reduces an accounting mismatch.

The Company has defined its significant business models and has assessed the cash flow characteristics for all financial assets under the scope of IFRS 9. The classification and measurement of financial assets remain largely unchanged under IFRS 9.

IFRS 9 introduces a new impairment model based on expected credit losses which will replace the existing incurred loss model under IAS 39. Currently, impairment losses are recognized when there is objective evidence of credit quality deterioration to the extent that the Company no longer has reasonable assurance as to the timely collection of the full amount of principal and interest. The Company no financial assets subject to impairment assessment except trade and other receivables which are all less than one year and accordingly the Company has decided to use the provision matrix as a practical expedient as per IFRS 9.B5.5.35.

(iii)	IFRS 15 Revenue from Contracts with Customers

Effective January 1, 2018 the Company is required to adopt IFRS 15, Revenue from Contracts with Customers. The new standard provides a comprehensive five-step revenue recognition model for all contracts with customers and requires management to exercise significant judgment and make estimates that affect revenue recognition. The Company plans to adopt IFRS 15 using the full retrospective method.

While the Company has not yet completed the analysis of the quantitative impacts of the adoption of IFRS 15, the Company has to date identified the following main differences as it relates to the business:

a. Certain contracts for services

The Company provides start-up, commissioning, installation, scheduled or unscheduled maintenance (both with and without parts) and other services such as basic and extended warranty services. These services are sold either on their own in contracts with the customers or bundled together with the sale of equipment to a customer. Certain maintenance contracts also provide customers with a right to discounted spare parts. Currently, the Company accounts for the equipment and services as separate deliverables of bundled sales and allocates consideration between these deliverables using the relative fair value approach. The Company recognizes service revenue by reference to the stage of completion.

Under IFRS 15 material promises within a contract to deliver distinct goods and services will be required to be accounted for as separate performance obligations and the contract transaction price allocated between each obligation based on their relative stand-alone selling prices. Hence, the allocation of the consideration and, consequently, the timing of the amount of revenue recognized in relation to these sales could be affected.

Warranty services - the Company generally provides manufacturer warranties for general repairs to products sold within 12-24 months from the date of sale/commissioning and does not usually provide extended warranties in its contracts with most customers. As such, most existing warranties will be assurance-type warranties under IFRS 15, which will continue to be accounted for under IAS 37 Provisions, Contingent Liabilities and Contingent Assets, consistent with its current practice. However, in certain non-standard contracts, the Company does from time to time provide extended warranties that are currently accounted for under IAS 37. Under IFRS 15, such warranties will be accounted for as service-type warranties and, therefore, will be accounted for as separate performance obligations to which the Company will need to allocate a portion of the transaction price.

Installation and start-up & commissioning services - Under IAS 18, the Company applied the revenue recognition criteria to each separately identifiable component of a single transaction. The contracts containing installation and start- up and commissioning services were accounted for as a separate element from the product sale, and the revenue on those services was deferred until the associated work was performed.  Under IFRS 15, in management’s judgment these performance obligations are not distinct and are combined into a single performance obligation where the costs are insignificant in the context of the contract and where the customer believes they are buying a final installed working product and are not buying the individual collection of products and services as a bundle. Thus, all revenue will be recorded when the customer obtains control of the promised goods. Where this is prior to the installation and start-up and commissioning services being performed, the associated costs will be accrued for at the time the sale is recorded.

b.    Contract assets and liabilities

Under IFRS 15 when either party to a contract has performed, the Company will be required to recognize contract assets and contract liabilities, depending on the relationship between the Company’s performance and the customer’s payment. Only when the Company has an unconditional right to the consideration is it separately recorded as a receivable. As a result, the Company may need to classify some receivables as contract assets and deferred consideration as contract liabilities either on the face of the consolidated balance sheet or in the note disclosures.

c. Costs to obtain a contract

The Company incurs sales agent commissions for obtaining contracts. Currently, these costs are expensed when they are earned or incurred. Under IFRS 15, these incremental costs will be required to be deferred for contracts expected to be delivered after more than one year and expensed as the contract is delivered, where the Company expects to recover those costs. Where there is a retrospective step up in the sales agent commission on a sale as a result of the salesperson reaching a new cumulative sales threshold, the commission will need to be allocated between the contract in question and the preceding contracts in the year that contributed to the agent reaching the threshold; the commission allocated to any contract that has already been recorded as revenue will be expensed while the commission allocated to contract revenues that has not yet been recorded will be capitalized and expensed simultaneously with the related contract revenue.